Long-Term Debt - Narrative (Details)		1 Months Ended		12 Months Ended
	Jan. 15, 2021 USD ($)	Dec. 31, 2021 USD ($) term	Dec. 31, 2015 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Repayment of senior unsecured notes				$ 0	$ 400,000,000.0	$ 0
Loss on early debt extinguishment				0	$ 13,100,000	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 600,000,000	$ 500,000,000
Accordion option, increase limit (up to)		$ 250,000,000
Number of options to extend | term		2
Debt instrument, term		1 year	5 years
Line of credit facility, current borrowing capacity				600,000,000
Remaining borrowing capacity				$ 552,500,000
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage (as percent)				0.20%
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)				1.25%
Revolving Credit Facility | Minimum | Base rate
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)				0.25%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage (as percent)				0.35%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)				2.00%
Revolving Credit Facility | Maximum | Base rate
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)				1.00%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Amount drawn under line of credit				$ 40,000,000
Line of Credit | Bank Guarantee
Debt Instrument [Line Items]
Amount drawn under line of credit				$ 7,500,000
4.75% Senior Unsecured Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Repayment of senior unsecured notes	$ 400,000,000
Interest rate (as percent)	4.75%
Loss on early debt extinguishment	$ 13,100,000
Call redemption premiums	9,500,000
Unamortized financing costs	$ 3,600,000